Revenues from Contracts with Customers - Balances from Contracts with Customers in Fee Business (Detail) - JPY (¥) ¥ in Millions	Mar. 31, 2026	Mar. 31, 2025
Contract with Customer, Asset and Liability [Abstract]
Trade Notes, Accounts and Other Receivable	¥ 246,881	¥ 208,642
Contract assets (Included in Other Assets)	15,815	14,154
Contract liabilities (Included in Other Liabilities)	¥ 46,164	¥ 40,441